UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Genter Dividend Income Fund
GDIIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Genter Dividend Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/gentercm/. You can also request this information by contacting us at 1-877-5GENTER.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Genter Dividend Income Fund (GDIIX)	$62	1.25%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,895,664
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Enbridge, Inc.	4.7%
Altria Group, Inc.	4.3%
AT&T, Inc.	4.0%
Cisco Systems, Inc.	4.0%
M&T Bank Corp.	4.0%
CVS Health Corp.	3.7%
JPMorgan Chase & Co.	3.6%
Chevron Corp.	3.5%
Air Products and Chemicals, Inc.	3.3%
Evergy, Inc.	3.2%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://funddocs.filepoint.com/gentercm/. You can also request this information by contacting us at 1-877-5GENTER.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-877-5GENTER and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Genter Dividend Income Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Genter Dividend Income Fund

Ticker Symbol: (GDIIX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

April 30, 2025

Genter Dividend Income Fund

A series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the Genter Dividend Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

https://funddocs.filepoint.com/gentercm/

Genter Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.3%
	BASIC MATERIALS — 5.0%
4,110	Air Products and Chemicals, Inc.	$1,114,180
18,900	Dow, Inc.	578,151
		1,692,331
	COMMUNICATIONS — 12.8%
49,240	AT&T, Inc.	1,363,948
23,540	Cisco Systems, Inc.	1,358,964
25,200	Comcast Corp. - Class A	861,840
17,000	Corning, Inc.	754,460
		4,339,212
	CONSUMER, CYCLICAL — 3.9%
2,250	Home Depot, Inc.	811,102
13,300	LKQ Corp.	508,193
		1,319,295
	CONSUMER, NON-CYCLICAL — 29.1%
4,850	AbbVie, Inc.	946,235
24,790	Altria Group, Inc.	1,466,328
16,300	Bristol-Myers Squibb Co.	818,260
18,900	CVS Health Corp.	1,260,819
9,890	Gilead Sciences, Inc.	1,053,681
5,989	Johnson & Johnson	936,141
39,425	Kenvue, Inc.	930,430
8,600	Medtronic PLC[1]	728,936
8,950	Merck & Co., Inc.	762,540
7,000	PepsiCo, Inc.	949,060
		9,852,430
	ENERGY — 10.5%
8,805	Chevron Corp.	1,198,008
33,900	Enbridge, Inc.[1]	1,582,791
7,500	Phillips 66	780,450
		3,561,249
	FINANCIAL — 16.5%
1,150	Blackrock, Inc.	1,051,399
5,900	Capital One Financial Corp.	1,063,534
4,950	JPMorgan Chase & Co.	1,210,869
7,955	M&T Bank Corp.	1,350,440
9,660	Northern Trust Corp.	907,847
		5,584,089
	INDUSTRIAL — 10.4%
8,100	CRH PLC[1]	772,902
1

Genter Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
10,000	Emerson Electric Co.	$1,051,100
1,965	Lockheed Martin Corp.	938,779
8,020	United Parcel Service, Inc. - Class B	764,306
		3,527,087
	TECHNOLOGY — 2.1%
15,600	Microchip Technology, Inc.	718,848

	UTILITIES — 6.0%
15,750	Evergy, Inc.	1,088,325
12,740	Sempra	946,200
		2,034,525
	Total Common Stocks
	(Cost $24,743,224)	32,629,066
	SHORT-TERM INVESTMENTS — 3.6%
1,216,263	Fidelity Investments Money Market Treasury Portfolio - Institutional, 4.147%[2]	1,216,263
	Total Short-Term Investments
	(Cost $1,216,263)	1,216,263

	TOTAL INVESTMENTS — 99.9%
	(Cost $25,959,487)	33,845,329
	Other Assets in Excess of Liabilities — 0.1%	50,335
	TOTAL NET ASSETS — 100.0%	$33,895,664

PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

2

Genter Dividend Income Fund

SUMMARY OF INVESTMENTS

As of April 30, 2025 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	29.1%
Financial	16.5%
Communications	12.8%
Energy	10.5%
Industrial	10.4%
Utilities	6.0%
Basic Materials	5.0%
Consumer, Cyclical	3.9%
Technology	2.1%
Total Common Stocks	96.3%
Short-Term Investments	3.6%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

3

Genter Dividend Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $25,959,487)	$33,845,329
Receivables:
Fund shares sold	28,754
Dividends and interest	54,267
Prepaid expenses	25,824
Total Assets	33,954,174

Liabilities:
Payables:
Fund shares redeemed	4,319
Advisory fees	3,863
Distribution fees (Note 7)	6,723
Fund accounting and administration fees	6,351
Transfer agent fees and expenses	1,940
Custody fees	2,262
Trustees' deferred compensation (Note 3)	18,183
Auditing fees	9,501
Trustees' fees and expenses	1,301
Chief Compliance Officer fees	371
Accrued other expenses	3,696
Total Liabilities	58,510
Commitments and contingencies (Note 3)
Net Assets	$33,895,664

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$24,208,994
Total distributable earnings (accumulated deficit)	9,686,670
Net Assets	$33,895,664

Shares of beneficial interest issued and outstanding	1,652,342
Net asset value per share	$20.51

See Accompanying Notes to Financial Statements.

4

Genter Dividend Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

Investment income:
Dividends (net of foreign withholdings taxes of $6,605)	$581,825
Interest	12,594
Total investment income	594,419

Expenses:
Advisory fees	152,517
Distribution fees (Note 7)	42,366
Fund accounting and administration fees	37,918
Transfer agent fees and expenses	14,083
Custody fees	5,425
Legal fees	14,279
Registration fees	12,735
Auditing fees	9,504
Chief Compliance Officer fees	8,452
Trustees' fees and expenses	6,824
Miscellaneous	4,403
Shareholder reporting fees	4,154
Insurance fees	2,362
Total expenses	315,022
Advisory fees waived	(86,247)
Advisory fees waived voluntary waiver	(16,946)
Net expenses	211,829
Net investment income (loss)	382,590

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,841,842
Net change in unrealized appreciation/depreciation on investments	(2,566,545)
Net realized and unrealized gain (loss)	(724,703)

Net Increase (Decrease) in Net Assets from Operations	$(342,113)

See Accompanying Notes to Financial Statements.

5

Genter Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$382,590	$746,934
Net realized gain (loss) on investments	1,841,842	2,202,332
Net change in unrealized appreciation/depreciation on investments	(2,566,545)	5,448,771
Net increase (decrease) in net assets resulting from operations	(342,113)	8,398,037

Distributions to Shareholders:
From distributable earnings	(2,646,963)	(832,639)
Total distributions to shareholders	(2,646,963)	(832,639)

Capital Transactions:
Net proceeds from shares sold	4,241,954	5,937,449
Reinvestment of distributions	2,219,178	697,572
Cost of shares redeemed[1]	(3,511,449)	(9,310,245)
Net increase (decrease) in net assets from capital transactions	2,949,683	(2,675,224)

Total increase (decrease) in net assets	(39,393)	4,890,174

Net Assets:
Beginning of period	33,935,057	29,044,883
End of period	$33,895,664	$33,935,057

Capital Share Transactions:
Shares sold	200,436	293,028
Shares reinvested	107,382	35,159
Shares redeemed	(164,197)	(465,658)
Net increase (decrease) in capital share transactions	143,621	(137,471)

[1]	Net of redemption fee proceeds of $0 and $9, respectively.

See Accompanying Notes to Financial Statements.

6

Genter Dividend Income Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.49	$17.64	$19.29	$20.05	$14.55	$17.46
Income from Investment Operations:
Net investment income (loss)[1]	0.24	0.49	0.45	0.43	0.38	0.39
Net realized and unrealized gain (loss)	(0.46)	4.90	(1.06)	(0.35)	5.49	(1.89)
Total from investment operations	(0.22)	5.39	(0.61)	0.08	5.87	(1.50)

Less Distributions:
From net investment income	(0.28)	(0.49)	(0.48)	(0.41)	(0.37)	(0.40)
From net realized gain	(1.48)	(0.05)	(0.56)	(0.43)	-	(1.01)
Total distributions	(1.76)	(0.54)	(1.04)	(0.84)	(0.37)	(1.41)

Redemption fee proceeds[1]	-	- [2]	-	-	-	- [2]
Net asset value, end of period	$20.51	$22.49	$17.64	$19.29	$20.05	$14.55

Total return[3]	(0.98)%[4]	31.00%	(3.41)%	0.36%	40.72%	(9.55)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,896	$33,935	$29,045	$30,354	$27,558	$18,394

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.86%[5]	1.89%	1.86%	1.84%	1.93%	2.17%
After fees waived and expenses absorbed	1.25%[5]	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.65%[5]	1.77%	1.80%	1.61%	1.36%	1.59%
After fees waived and expenses absorbed	2.26%[5]	2.41%	2.41%	2.20%	2.04%	2.51%

Portfolio turnover rate	13%[4]	41%	49%	43%	25%	55%

[1]	Based on average shares outstanding.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See Accompanying Notes to Financial Statements.

7

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Unaudited)

Note 1 – Organization

Genter Dividend Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 16, 2022, the Fund was known as RNC Genter Dividend Income Fund. The Fund’s primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

8

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2022-2024 and as of and during the six months ended April 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

9

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with RNC Capital Management LLC, a California limited liability company doing business as Genter Capital Management LLC (formerly, RNC Genter Capital Management LLC) (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. The Advisor has voluntarily agreed to reduce its management fee from 0.90% to 0.80% of the Fund's average daily assets until further notice. The Advisor may terminate this voluntary waiver at any time. The Advisor will not seek recoupment of any advisory fees it waives pursuant to this voluntary waiver. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and acquisition or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets. This agreement is in effect until February 29, 2028, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended April 30, 2025, the Advisor waived advisory fees of $103,193 ($16,946 were voluntarily waived). The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor will not seek recoupment of any advisory fees it waives pursuant to the voluntary advisory fees waiver discussed above. At April 30, 2025, the amount of these potentially recoverable expenses was $550,692. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

2025	142,963
2026	154,756
2027	166,726
2028	86,247
Total	$550,692

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2025 are reported on the Statement of Operations.

10

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended April 30, 2025, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund's liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2025, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At April 30, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$25,984,776

Gross unrealized appreciation	$9,026,440
Gross unrealized depreciation	(1,165,887)
Net unrealized appreciation	$7,860,553

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or asset value per share. For the year ended October 31, 2024, there was no reclassification between financial and tax reporting.

11

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$207,563
Undistributed long-term capital gains	2,057,753
Accumulated earnings	2,265,316

Accumulated capital and other losses	-
Unrealized appreciation on investments	10,427,098
Unrealized deferred compensation	(16,668)
Total accumulated earnings	$12,675,746

The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

Distribution paid from:	2024	2023
Ordinary income	$753,612	$772,906
Net long-term capital gains	79,027	882,211
Total taxable distributions	$832,639	$1,655,117

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2025 and the year ended October 31, 2024, the Fund received $0 and $9, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term investments, were $4,672,819 and $4,284,919, respectively.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to IMST Distributors, LLC.

For the six months ended April 30, 2025, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

12

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$32,629,066	$-	$-	$32,629,066
Short-Term Investments	1,216,263	-	-	1,216,263
Total Investments	$33,845,329	$-	$-	$33,845,329

*	All common stocks and exchanged traded funds held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

13

Genter Dividend Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

Note 11 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

14

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At an in-person meeting held on December 3-4, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Genter Capital Management LLC (the “Advisor”) with respect to the Genter Dividend Income Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the S&P 500 Value Index, the MSCI U.S. Investable Market High Dividend Yield Index (the “MSCI Index”), and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Large Value category (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended September 30, 2024; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

15

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund's annualized total return for the five-year period was above the Peer Group median return and the MSCI Index return, but below the Fund Universe median return and the S&P 500 Value Index return by 0.54% and 2.60%, respectively. The Fund’s annualized total return for the three-year period was above the Peer Group median return, but below the Fund Universe median return, the MSCI Index return, and the S&P 500 Value Index return by 0.09%, 0.34%, and 3.74%, respectively. For the ten-year period, the Fund’s annualized total return was below the Peer Group and Fund Universe median returns, the MSCI Index return, and the S&P 500 Value Index return by 0.06%, 0.12%, 1.05%, and 1.89%, respectively. The Fund’s total return for the one-year period was below the Peer Group and Fund Universe median returns, the MSCI Index return, and the S&P 500 Value Index return by 0.49%, 1.49%, 3.81%, and 5.94%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group during the one-year period was primarily due to stock selection in the industrial and healthcare sectors because lower yielding, higher growth companies in those sectors generally outperformed during the period, and that the Fund focuses on companies that provide higher yields and growing dividends to investors. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Fund Universe for the three-, five-, and ten-year periods. The Trustees also observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds in the Peer Group and Fund Universe for the three- and ten-year periods.

The Board considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.175% and 0.25%, respectively. The Trustees noted, however, that the Advisor had voluntarily agreed to continue to reduce the advisory fee from 0.90% to 0.80% for at least the next year. The Trustees noted that the Fund’s advisory fee is lower than the management fee that the Advisor charges individuals to manage accounts with similar objectives and policies as the Fund, but higher than the management fee that the Advisor charges to manage accounts with similar objectives and policies as the Fund for institutional WRAP clients. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s institutional clients.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.05% and 0.25%, respectively. The Trustees noted, however, that the average net assets of the Fund were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Advisor’s assertion that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

16

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended September 30, 2024. The Board noted that the Advisor had waived a significant portion of its advisory fee for the Fund, and that the Advisor had not realized a profit with respect to the Fund.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

17

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	7/8/2025